December 31, 2004	• Pacific Select Fund • Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Annual
Report

Pacific Select

TABLE OF CONTENTS

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-5
Statements of Changes in Net Assets	D-9
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Special Meetings of Shareholders	H-3
Where to Go for More Information	I-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

Financial Statements:
Statements of Assets and Liabilities	J-1
Statements of Operations	J-5
Statements of Changes in Net Assets	J-9
Financial Highlights	K-1
Notes to Financial Statements	L-1
Report of Independent Registered Public Accounting Firm	M-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
(In thousands)

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health
	Chip	Growth	Research	Duration Bond	TollkeeperSM	Services	Sciences	Technology
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Blue Chip Portfolio	$86,641
Aggressive Growth Portfolio		$4,794
Diversified Research Portfolio			$43,060
Short Duration Bond Portfolio				$62,161
I-Net Tollkeeper PortfolioSM					$6,053
Financial Services Portfolio						$7,659
Health Sciences Portfolio							$8,914
Technology Portfolio								$7,349
Receivables:
Due from Pacific Life Insurance Company	71	—	38	76	—	2	4	—
Fund shares redeemed	—	—	—	—	—	—	—	3

Total Assets	86,712	4,794	43,098	62,237	6,053	7,661	8,918	7,352

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—	—	3
Fund shares purchased	71	—	38	76	—	2	4	—

Total Liabilities	71	—	38	76	—	2	4	3

NET ASSETS	$86,641	$4,794	$43,060	$62,161	$6,053	$7,659	$8,914	$7,349

Shares Owned in each Portfolio	11,061	543	3,655	6,345	1,363	704	916	1,569

Cost of Investments	$89,111	$3,632	$34,871	$63,278	$4,141	$5,723	$6,957	$5,337

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004
(In thousands)

	Focused	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap
	30	LT	Value	Value	Opportunities	Large-Cap	Index	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Focused 30 Portfolio	$6,902
Growth LT Portfolio		$248,156
Mid-Cap Value Portfolio			$116,274
International Value Portfolio				$202,043
Capital Opportunities Portfolio					$18,752
International Large-Cap Portfolio						$96,850
Equity Index Portfolio							$218,673
Small-Cap Index Portfolio								$78,851
Receivables:
Fund shares redeemed	218	184	48	159	8	51	92	80

Total Assets	7,120	248,340	116,322	202,202	18,760	96,901	218,765	78,931

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	218	184	48	159	8	51	92	80

Total Liabilities	218	184	48	159	8	51	92	80

NET ASSETS	$6,902	$248,156	$116,274	$202,043	$18,752	$96,850	$218,673	$78,851

Shares Owned in each Portfolio	842	12,827	6,373	13,635	2,145	12,313	7,598	5,732

Cost of Investments	$5,433	$186,239	$70,841	$166,895	$15,489	$82,028	$135,647	$57,664

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004
(In thousands)

	Multi-	Main	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Strategy	Street®	Markets	Managed	Bond	Value	Market	Bond
	Variable	Core Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Multi-Strategy Portfolio	$94,779
Main Street® Core Portfolio		$188,801
Emerging Markets Portfolio			$55,166
Inflation Managed Portfolio				$147,171
Managed Bond Portfolio					$225,112
Small-Cap Value Portfolio						$37,831
Money Market Portfolio							$54,022
High Yield Bond Portfolio								$88,040
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	520	14	129	—
Fund shares redeemed	38	36	100	433	—	—	—	55

Total Assets	94,817	188,837	55,266	147,604	225,632	37,845	54,151	88,095

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	38	36	100	433	—	—	—	55
Fund shares purchased	—	—	—	—	520	14	129	—

Total Liabilities	38	36	100	433	520	14	129	55

NET ASSETS	$94,779	$188,801	$55,166	$147,171	$225,112	$37,831	$54,022	$88,040

Shares Owned in each Portfolio	5,791	9,314	4,201	11,883	19,944	2,507	5,356	12,310

Cost of Investments	$76,488	$158,161	$27,911	$123,498	$210,282	$27,614	$53,827	$82,474

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004
(In thousands)

	Equity		Aggressive	Large-Cap		Real	Mid-Cap
	Income	Equity	Equity	Value	Comstock	Estate	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Equity Income Portfolio	$15,256
Equity Portfolio		$53,147
Aggressive Equity Portfolio			$31,181
Large-Cap Value Portfolio				$142,135
Comstock Portfolio					$43,237
Real Estate Portfolio						$50,109
Mid-Cap Growth Portfolio							$14,217
Receivables:
Due from Pacific Life Insurance Company	28	—	—	85	48	—	218
Fund shares redeemed	—	44	82	—	—	184	—

Total Assets	15,284	53,191	31,263	142,220	43,285	50,293	14,435

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	44	82	—	—	184	—
Fund shares purchased	28	—	—	85	48	—	218

Total Liabilities	28	44	82	85	48	184	218

NET ASSETS	$15,256	$53,147	$31,181	$142,135	$43,237	$50,109	$14,217

Shares Owned in each Portfolio	1,289	2,925	2,896	11,265	4,184	2,360	2,085

Cost of Investments	$11,168	$49,430	$22,665	$128,088	$32,394	$25,494	$9,622

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
(In thousands)

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health
	Chip	Growth	Research	Duration Bond	Tollkeeper	Services	Sciences	Technology
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$523	$—	$240	$1,573	$—	$66	$—	$—
EXPENSES
Mortality and expense risk fees	1,033	54	511	786	80	111	132	100

Net Investment Income (Loss)	(510)	(54)	(271)	787	(80)	(45)	(132)	(100)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(3,883)	204	(190)	(154)	545	204	(108)	(183)
Change in net unrealized appreciation (depreciation) on investments	7,235	237	4,092	(704)	86	499	583	254

Net Gain (Loss) on Investments	3,352	441	3,902	(858)	631	703	475	71

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,842	$387	$3,631	($71)	$551	$658	$343	($29)

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004
(In thousands)

	Focused	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap
	30	LT	Value	Value	Opportunities	Large-Cap	Index	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$3	$—	$380	$2,947	$126	$880	$3,589	$447
EXPENSES
Mortality and expense risk fees	75	3,218	1,308	2,528	223	1,093	2,766	808

Net Investment Income (Loss)	(72)	(3,218)	(928)	419	(97)	(213)	823	(361)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	94	10,427	702	(3,351)	(1,156)	(1,959)	10,256	974
Change in net unrealized appreciation on investments	844	13,741	22,103	29,816	3,038	16,364	7,641	10,154

Net Gain on Investments	938	24,168	22,805	26,465	1,882	14,405	17,897	11,128

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$866	$20,950	$21,877	$26,884	$1,785	$14,192	$18,720	$10,767

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004
(In thousands)

	Multi-	Main	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Strategy	Street Core	Markets	Managed	Bond	Value	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$1,586	$2,356	$796	$10,293	$9,928	$1,191	$749	$7,145
EXPENSES
Mortality and expense risk fees	1,227	2,444	556	1,844	3,098	369	986	1,277

Net Investment Income (Loss)	359	(88)	240	8,449	6,830	822	(237)	5,868

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	2,073	3,726	956	781	2,570	(64)	97	(5,094)
Change in net unrealized appreciation (depreciation) on investments
	5,180	11,164	12,638	1,671	194	5,447	(81)	5,296

Net Gain on Investments	7,253	14,890	13,594	2,452	2,764	5,383	16	202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,612	$14,802	$13,834	$10,901	$9,594	$6,205	($221)	$6,070

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004
(In thousands)

	Equity		Aggressive	Large-Cap		Real	Mid-Cap
	Income	Equity	Equity	Value	Comstock	Estate	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$214	$405	$191	$1,719	$430	$1,304	$—
EXPENSES
Mortality and expense risk fees	186	742	399	1,775	449	539	150

Net Investment Income (Loss)	28	(337)	(208)	(56)	(19)	765	(150)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	106	(1,939)	(40)	(3,259)	(25)	1,807	(93)
Change in net unrealized appreciation on investments
	1,365	4,069	5,132	14,136	5,598	10,842	2,356

Net Gain on Investments	1,471	2,130	5,092	10,877	5,573	12,649	2,263

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,499	$1,793	$4,884	$10,821	$5,554	$13,414	$2,113

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Blue Chip		Aggressive Growth		Diversified Research		Short Duration Bond
	Variable Account		Variable Account		Variable Account		Variable Account (1)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($510)	($764)	($54)	($53)	($271)	($219)	$787	$518
Net realized gain (loss) from security transactions	(3,883)	(10,329)	204	(254)	(190)	(1,345)	(154)	(24)
Change in net unrealized appreciation (depreciation) on investments	7,235	26,829	237	1,360	4,092	8,534	(704)	(414)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,842	15,736	387	1,053	3,631	6,970	(71)	80

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,635	1,591	62	133	706	383	1,618	1,184
Transfers between variable accounts, net	14,252	(2,278)	17	1,302	8,967	10,768	8,854	64,729
Transfers—policy charges and deductions	(1,057)	(639)	(87)	(43)	(611)	(255)	(922)	(388)
Transfers—surrenders	(10,892)	(9,808)	(634)	(598)	(5,989)	(3,957)	(8,434)	(4,494)
Transfers—other	(4)	4	(3)	1	(26)	32	(12)	17

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,934	(11,130)	(645)	795	3,047	6,971	1,104	61,048

NET INCREASE (DECREASE) IN NET ASSETS	6,776	4,606	(258)	1,848	6,678	13,941	1,033	61,128

NET ASSETS
Beginning of Year/Period	79,865	75,259	5,052	3,204	36,382	22,441	61,128	—

End of Year/Period	$86,641	$79,865	$4,794	$5,052	$43,060	$36,382	$62,161	$61,128

(1)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	I-Net Tollkeeper		Financial Services		Health Sciences		Technology
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($80)	($77)	($45)	($24)	($132)	($91)	($100)	($76)
Net realized gain (loss) from security transactions	545	(1,834)	204	(38)	(108)	(190)	(183)	(318)
Change in net unrealized appreciation on investments	86	4,022	499	1,756	583	1,958	254	2,818

Net Increase (Decrease) in Net Assets Resulting from Operations	551	2,111	658	1,694	343	1,677	(29)	2,424

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	74	88	150	199	172	161	214	200
Transfers between variable accounts, net	(2,411)	3,264	(654)	3,065	(100)	3,366	(1,675)	5,183
Transfers—policy charges and deductions	(51)	(49)	(64)	(27)	(72)	(45)	(90)	(25)
Transfers—surrenders	(1,055)	(930)	(1,220)	(996)	(1,445)	(1,153)	(1,242)	(1,164)
Transfers—other	1	(1)	—	1	(1)	—	1	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,442)	2,372	(1,788)	2,242	(1,446)	2,329	(2,792)	4,193

NET INCREASE (DECREASE) IN NET ASSETS	(2,891)	4,483	(1,130)	3,936	(1,103)	4,006	(2,821)	6,617

NET ASSETS
Beginning of Year	8,944	4,461	8,789	4,853	10,017	6,011	10,170	3,553

End of Year	$6,053	$8,944	$7,659	$8,789	$8,914	$10,017	$7,349	$10,170

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Focused 30		Growth LT		Mid-Cap Value		International Value
	Variable Account		Variable Account		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($72)	($55)	($3,218)	($3,540)	($928)	($560)	$419	$805
Net realized gain (loss) from security transactions	94	(907)	10,427	(10,547)	702	(1,246)	(3,351)	(20,135)
Change in net unrealized appreciation on investments	844	2,425	13,741	93,038	22,103	21,596	29,816	65,922

Net Increase in Net Assets Resulting from Operations	866	1,463	20,950	78,951	21,877	19,790	26,884	46,592

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	71	43	2,495	2,765	1,529	1,386	2,819	2,464
Transfers between variable accounts, net	(9)	2,523	(28,303)	(42,824)	10,873	10,420	(13,575)	(3,531)
Transfers—policy charges and deductions	(47)	(32)	(3,658)	(3,744)	(1,173)	(703)	(3,022)	(2,756)
Transfers—surrenders	(874)	(810)	(38,391)	(34,657)	(14,749)	(11,808)	(30,363)	(26,393)
Transfers—other	—	2	6	9	1	9	(6)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(859)	1,726	(67,851)	(78,451)	(3,519)	(696)	(44,147)	(30,216)

NET INCREASE (DECREASE) IN NET ASSETS	7	3,189	(46,901)	500	18,358	19,094	(17,263)	16,376

NET ASSETS
Beginning of Year	6,895	3,706	295,057	294,557	97,916	78,822	219,306	202,930

End of Year	$6,902	$6,895	$248,156	$295,057	$116,274	$97,916	$202,043	$219,306

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Capital Opportunities		International Large-Cap		Equity Index		Small-Cap Index
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($97)	($156)	($213)	($21)	$823	$299	($361)	($207)
Net realized gain (loss) from security transactions	(1,156)	(3,490)	(1,959)	(6,416)	10,256	4,131	974	(2,921)
Change in net unrealized appreciation on investments	3,038	7,706	16,364	24,746	7,641	50,202	10,154	16,867

Net Increase in Net Assets Resulting from Operations	1,785	4,060	14,192	18,351	18,720	54,632	10,767	13,739

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	308	430	1,588	1,371	2,360	2,369	911	664
Transfers between variable accounts, net	(634)	(1,178)	7,704	12,355	(5,312)	(33,431)	22,331	11,114
Transfers—policy charges and deductions	(188)	(170)	(1,037)	(570)	(3,646)	(4,367)	(635)	(330)
Transfers—surrenders	(2,287)	(2,239)	(11,275)	(8,388)	(33,763)	(32,096)	(9,739)	(5,402)
Transfers—other	—	(1)	(8)	17	9	91	4	6

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,801)	(3,158)	(3,028)	4,785	(40,352)	(67,434)	12,872	6,052

NET INCREASE (DECREASE) IN NET ASSETS	(1,016)	902	11,164	23,136	(21,632)	(12,802)	23,639	19,791

NET ASSETS
Beginning of Year	19,768	18,866	85,686	62,550	240,305	253,107	55,212	35,421

End of Year	$18,752	$19,768	$96,850	$85,686	$218,673	$240,305	$78,851	$55,212

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Multi-Strategy		Main Street Core		Emerging Markets		Inflation Managed
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$359	$260	($88)	($537)	$240	($41)	$8,449	$8,904
Net realized gain (loss) from security transactions	2,073	(2,132)	3,726	(6,478)	956	(1,640)	781	4,131
Change in net unrealized appreciation (depreciation) on investments	5,180	21,796	11,164	51,406	12,638	18,362	1,671	(1,366)

Net Increase in Net Assets Resulting from Operations	7,612	19,924	14,802	44,391	13,834	16,681	10,901	11,669

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,181	1,121	1,820	1,777	596	381	2,888	2,270
Transfers between variable accounts, net	(3,158)	(3,808)	(6,648)	8,561	5,736	2,920	10,523	(34,281)
Transfers—policy charges and deductions	(2,101)	(2,312)	(3,516)	(3,432)	(425)	(317)	(2,452)	(2,667)
Transfers—surrenders	(14,796)	(13,979)	(28,514)	(25,644)	(7,329)	(5,313)	(20,773)	(27,341)
Transfers—other	4	(4)	(2)	10	6	(19)	(8)	118

Net Decrease in Net Assets Derived from Policy Transactions	(18,870)	(18,982)	(36,860)	(18,728)	(1,416)	(2,348)	(9,822)	(61,901)

NET INCREASE (DECREASE) IN NET ASSETS	(11,258)	942	(22,058)	25,663	12,418	14,333	1,079	(50,232)

NET ASSETS
Beginning of Year	106,037	105,095	210,859	185,196	42,748	28,415	146,092	196,324

End of Year	$94,779	$106,037	$188,801	$210,859	$55,166	$42,748	$147,171	$146,092

(1)	Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Managed Bond		Small-Cap Value		Money Market		High Yield Bond
	Variable Account		Variable Account (1)		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,830	$25,243	$822	$17	($237)	($605)	$5,868	$6,623
Net realized gain (loss) from security transactions	2,570	9,154	(64)	(4)	97	319	(5,094)	(8,228)
Change in net unrealized appreciation (depreciation) on investments	194	(17,884)	5,447	4,769	(81)	(292)	5,296	19,751

Net Increase (Decrease) in Net Assets Resulting from Operations	9,594	16,513	6,205	4,782	(221)	(578)	6,070	18,146

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,156	3,704	489	373	2,132	2,882	1,210	1,538
Transfers between variable accounts, net	(16,551)	(73,157)	9,786	22,118	13,027	(36,102)	(30,886)	34,499
Transfers—policy charges and deductions	(5,498)	(4,886)	(305)	(109)	(2,401)	(4,282)	(1,560)	(1,298)
Transfers—surrenders	(36,062)	(51,426)	(3,963)	(1,542)	(35,067)	(49,065)	(16,996)	(19,272)
Transfers—other	(5)	246	(8)	5	1	10	(30)	40

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(54,960)	(125,519)	5,999	20,845	(22,308)	(86,557)	(48,262)	15,507

NET INCREASE (DECREASE) IN NET ASSETS	(45,366)	(109,006)	12,204	25,627	(22,529)	(87,135)	(42,192)	33,653

NET ASSETS
Beginning of Year/Period	270,478	379,484	25,627	—	76,551	163,686	130,232	96,579

End of Year/Period	$225,112	$270,478	$37,831	$25,627	$54,022	$76,551	$88,040	$130,232

(1)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity Income		Equity		Aggressive Equity		Large-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$28	$3	($337)	($627)	($208)	($281)	($56)	($74)
Net realized gain (loss) from security transactions	106	(757)	(1,939)	(12,636)	(40)	(7,331)	(3,259)	(8,027)
Change in net unrealized appreciation on investments	1,365	3,645	4,069	27,291	5,132	17,744	14,136	39,420

Net Increase in Net Assets Resulting from Operations	1,499	2,891	1,793	14,028	4,884	10,132	10,821	31,319

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	222	172	425	558	331	413	2,452	2,454
Transfers between variable accounts, net	1,894	5	(8,677)	(5,703)	(7,068)	(5,877)	12,191	3,288
Transfers—policy charges and deductions	(278)	(151)	(1,071)	(1,354)	(486)	(407)	(1,950)	(1,358)
Transfers—surrenders	(2,951)	(2,082)	(8,778)	(8,966)	(5,177)	(5,048)	(19,315)	(15,219)
Transfers—other	4	2	2	78	4	2	(6)	22

Net Decrease in Net Assets Derived from Policy Transactions	(1,109)	(2,054)	(18,099)	(15,387)	(12,396)	(10,917)	(6,628)	(10,813)

NET INCREASE (DECREASE) IN NET ASSETS	390	837	(16,306)	(1,359)	(7,512)	(785)	4,193	20,506

NET ASSETS
Beginning of Year	14,866	14,029	69,453	70,812	38,693	39,478	137,942	117,436

End of Year	$15,256	$14,866	$53,147	$69,453	$31,181	$38,693	$142,135	$137,942

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Comstock		Real Estate		Mid-Cap Growth
	Variable Account (1)		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($19)	($62)	$765	$1,392	($150)	($111)
Net realized gain (loss) from security transactions	(25)	(588)	1,807	339	(93)	(3,900)
Change in net unrealized appreciation on investments	5,598	6,813	10,842	9,643	2,356	6,170

Net Increase in Net Assets Resulting from Operations	5,554	6,163	13,414	11,374	2,113	2,159

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	631	420	622	712	218	248
Transfers between variable accounts, net	10,484	21,400	(131)	1,783	3,186	569
Transfers—policy charges and deductions	(471)	(170)	(584)	(311)	(91)	(106)
Transfers—surrenders	(5,079)	(2,316)	(6,095)	(6,663)	(1,784)	(1,443)
Transfers—other	(3)	5	2	(2)	2	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,562	19,339	(6,186)	(4,481)	1,531	(732)

NET INCREASE IN NET ASSETS	11,116	25,502	7,228	6,893	3,644	1,427

NET ASSETS
Beginning of Year	32,121	6,619	42,881	35,988	10,573	9,146

End of Year	$43,237	$32,121	$50,109	$42,881	$14,217	$10,573

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

     Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

	AUV			Ratios of
	at	Number	Total	Investment	Ratios of
For the	End	of	Net	Income to	Expenses to
Year/Period	of Year/	Units	Assets	Average Net	Average Net	Total
Ended	Period	Outstanding	(in $000's)	Assets (1)	Assets (1)	Returns (2)

Blue Chip
2004	$7.53	11,511,077	$86,641	0.63%	1.25%	3.35%
2003	7.28	10,966,798	79,865	0.22%	1.25%	23.81%
2002	5.88	12,794,576	75,259	0.11%	1.25%	(26.86%)
01/02/2001 - 12/31/2001	8.04	13,611,930	109,474	0.11%	1.25%	(19.58%)

Aggressive Growth
2004	$8.40	570,838	$4,794	0.00%	1.25%	10.49%
2003	7.60	664,667	5,052	0.00%	1.25%	25.09%
2002	6.08	527,332	3,204	0.00%	1.25%	(23.30%)
01/02/2001 - 12/31/2001	7.92	2,268,467	17,972	0.00%	1.25%	(20.77%)

Diversified Research
2004	$11.26	3,823,808	$43,060	0.59%	1.25%	9.82%
2003	10.25	3,548,204	36,382	0.41%	1.25%	30.98%
2002	7.83	2,866,659	22,441	0.29%	1.25%	(25.14%)
2001	10.46	2,773,119	28,999	0.23%	1.25%	(3.96%)

Short Duration Bond
2004	$10.01	6,211,321	$62,161	2.50%	1.25%	(0.05%)
05/01/2003 - 12/31/2003	10.01	6,105,155	61,128	2.57%	1.25%	0.13%

I-Net Tollkeeper
2004	$4.19	1,445,155	$6,053	0.00%	1.25%	11.25%
2003	3.76	2,375,489	8,944	0.00%	1.25%	41.44%
2002	2.66	1,675,888	4,461	0.00%	1.25%	(39.38%)
2001	4.39	2,089,045	9,173	0.00%	1.25%	(34.72%)

Financial Services
2004	$10.57	724,835	$7,659	0.74%	1.25%	7.37%
2003	9.84	893,116	8,789	0.86%	1.25%	27.41%
2002	7.72	628,358	4,853	0.20%	1.25%	(15.65%)
01/02/2001 - 12/31/2001	9.16	823,451	7,540	0.35%	1.25%	(8.43%)

Health Sciences
2004	$9.26	962,910	$8,914	0.00%	1.25%	6.20%
2003	8.72	1,149,106	10,017	0.00%	1.25%	26.24%
2002	6.91	870,570	6,011	0.00%	1.25%	(24.26%)
01/02/2001 - 12/31/2001	9.12	1,126,834	10,273	0.00%	1.25%	(8.83%)

Technology
2004	$4.46	1,649,507	$7,349	0.00%	1.25%	2.37%
2003	4.35	2,336,882	10,170	0.00%	1.25%	40.80%
2002	3.09	1,149,444	3,553	0.00%	1.25%	(47.01%)
01/02/2001 - 12/31/2001	5.83	1,054,641	6,152	0.00%	1.25%	(41.67%)

Focused 30
2004	$7.83	881,775	$6,902	0.05%	1.25%	13.42%
2003	6.90	999,087	6,895	0.00%	1.25%	40.49%
2002	4.91	754,441	3,706	0.16%	1.25%	(30.29%)
2001	7.05	1,267,953	8,934	0.07%	1.25%	(14.44%)

Growth LT
2004	$32.09	7,733,565	$248,156	0.00%	1.25%	9.03%
2003	29.43	10,025,193	295,057	0.00%	1.25%	32.31%
2002	22.24	13,242,258	294,557	1.03%	1.25%	(29.86%)
2001	31.71	17,994,286	570,631	16.84%	1.25%	(30.44%)

Mid-Cap Value
2004	$19.09	6,089,756	$116,274	0.36%	1.25%	23.52%
2003	15.46	6,334,603	97,916	0.56%	1.25%	27.50%
2002	12.12	6,501,783	78,822	7.04%	1.25%	(15.52%)
2001	14.35	9,519,914	136,622	3.42%	1.25%	11.89%

International Value
2004	$17.12	11,798,337	$202,043	1.46%	1.25%	14.97%
2003	14.89	14,724,076	219,306	1.66%	1.25%	26.13%
2002	11.81	17,184,202	202,930	0.84%	1.25%	(14.98%)
2001	13.89	22,426,166	311,488	2.65%	1.25%	(22.85%)

See Notes to Financial Statements	See explanation of references on K-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV			Ratios of
	at	Number	Total	Investment	Ratios of
For the	End	of	Net	Income to	Expenses to
Year/Period	of Year/	Units	Assets	Average Net	Average Net	Total
Ended	Period	Outstanding	(in $000's)	Assets (1)	Assets (1)	Returns (2)

Capital Opportunities
2004	$8.43	2,224,519	$18,752	0.71%	1.25%	11.29%
2003	7.57	2,609,867	19,768	0.39%	1.25%	25.55%
2002	6.03	3,127,234	18,866	0.18%	1.25%	(27.69%)
01/02/2001 - 12/31/2001	8.34	3,693,166	30,812	0.17%	1.25%	(16.57%)

International Large-Cap
2004	$7.68	12,606,708	$96,850	1.01%	1.25%	17.13%
2003	6.56	13,064,458	85,686	1.28%	1.25%	28.90%
2002	5.09	12,292,762	62,550	0.94%	1.25%	(18.65%)
2001	6.25	15,304,319	95,728	0.84%	1.25%	(19.31%)

Equity Index
2004	$34.84	6,277,121	$218,673	1.62%	1.25%	9.21%
2003	31.90	7,533,380	240,305	1.38%	1.25%	26.70%
2002	25.18	10,053,324	253,107	9.54%	1.25%	(23.31%)
2001	32.83	13,363,360	438,710	1.40%	1.25%	(13.25%)

Small-Cap Index
2004	$14.77	5,337,842	$78,851	0.69%	1.25%	16.30%
2003	12.70	4,346,805	55,212	0.71%	1.25%	44.71%
2002	8.78	4,035,481	35,421	0.78%	1.25%	(22.17%)
2001	11.28	2,361,793	26,635	8.50%	1.25%	0.46%

Multi-Strategy
2004	$31.54	3,005,242	$94,779	1.62%	1.25%	8.45%
2003	29.08	3,646,300	106,037	1.51%	1.25%	21.74%
2002	23.89	4,399,716	105,095	3.02%	1.25%	(14.15%)
2001	27.82	5,985,636	166,538	2.68%	1.25%	(2.39%)

Main Street Core (3)
2004	$29.94	6,306,504	$188,801	1.21%	1.25%	8.18%
2003	27.67	7,619,421	210,859	0.97%	1.25%	25.38%
2002	22.07	8,390,555	185,196	0.67%	1.25%	(29.29%)
2001	31.22	11,756,550	366,993	1.72%	1.25%	(10.01%)

Emerging Markets
2004	$12.37	4,459,322	$55,166	1.79%	1.25%	32.95%
2003	9.30	4,593,945	42,748	1.11%	1.25%	66.35%
2002	5.59	5,080,084	28,415	0.51%	1.25%	(4.27%)
2001	5.84	7,233,057	42,264	0.13%	1.25%	(9.82%)

Inflation Managed (4)
2004	$26.85	5,480,892	$147,171	6.97%	1.25%	7.55%
2003	24.97	5,851,255	146,092	6.19%	1.25%	6.90%
2002	23.36	8,405,588	196,324	2.47%	1.25%	14.02%
2001	20.48	5,619,239	115,108	3.65%	1.25%	2.96%

Managed Bond
2004	$26.26	8,571,037	$225,112	4.01%	1.25%	4.07%
2003	25.24	10,717,247	270,478	9.15%	1.25%	4.91%
2002	24.06	15,775,303	379,484	5.30%	1.25%	9.55%
2001	21.96	22,535,629	494,830	5.12%	1.25%	5.99%

Small-Cap Value
2004	$15.47	2,446,030	$37,831	4.03%	1.25%	22.87%
05/01/2003 - 12/31/2003	12.59	2,035,868	25,627	1.36%	1.25%	25.88%

Money Market
2004	$14.72	3,668,761	$54,022	0.95%	1.25%	(0.25%)
2003	14.76	5,185,940	76,551	0.78%	1.25%	(0.47%)
2002	14.83	11,037,212	163,686	1.40%	1.25%	0.15%
2001	14.81	14,945,680	221,311	3.71%	1.25%	2.57%

High Yield Bond
2004	$26.90	3,272,646	$88,040	7.01%	1.25%	8.06%
2003	24.89	5,231,336	130,232	7.37%	1.25%	18.80%
2002	20.96	4,608,773	96,579	8.70%	1.25%	(4.21%)
2001	21.88	5,987,487	130,989	9.73%	1.25%	0.08%

See Notes to Financial Statements	See explanation of references on K-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV			Ratios of
	at	Number	Total	Investment	Ratios of
For the	End	of	Net	Income to	Expenses to
Year/Period	of Year/	Units	Assets	Average Net	Average Net	Total
Ended	Period	Outstanding	(in $000's)	Assets (1)	Assets (1)	Returns (2)

Equity Income
2004	$11.80	1,293,267	$15,256	1.44%	1.25%	10.80%
2003	10.65	1,396,267	14,866	1.27%	1.25%	24.67%
01/02/2002 - 12/31/2002	8.54	1,642,668	14,029	1.48%	1.25%	(14.60%)

Equity
2004	$16.80	3,163,982	$53,147	0.68%	1.25%	3.84%
2003	16.18	4,293,338	69,453	0.35%	1.25%	22.79%
2002	13.17	5,374,870	70,812	0.31%	1.25%	(27.42%)
2001	18.15	7,872,674	142,911	5.99%	1.25%	(22.74%)

Aggressive Equity
2004	$11.21	2,780,367	$31,181	0.60%	1.25%	17.46%
2003	9.55	4,052,716	38,693	0.48%	1.25%	31.49%
2002	7.26	5,437,137	39,478	0.00%	1.25%	(26.03%)
2001	9.82	6,092,175	59,798	0.00%	1.25%	(18.28%)

Large-Cap Value
2004	$12.77	11,131,356	$142,135	1.21%	1.25%	8.56%
2003	11.76	11,727,947	137,942	1.19%	1.25%	29.61%
2002	9.07	12,940,961	117,436	0.90%	1.25%	(23.92%)
2001	11.93	15,232,214	181,681	4.35%	1.25%	(4.85%)

Comstock (5)
2004	$10.02	4,315,851	$43,237	1.19%	1.25%	15.72%
2003	8.66	3,710,085	32,121	0.94%	1.25%	29.76%
2002	6.67	992,013	6,619	0.12%	1.25%	(23.12%)
2001	8.68	1,409,565	12,234	0.37%	1.25%	(10.99%)

Real Estate (6)
2004	$25.16	1,991,365	$50,109	3.02%	1.25%	35.91%
2003	18.51	2,316,021	42,881	4.99%	1.25%	35.82%
2002	13.63	2,639,881	35,988	5.30%	1.25%	(1.56%)
2001	13.85	2,922,345	40,470	3.70%	1.25%	7.19%

Mid-Cap Growth
2004	$6.49	2,191,783	$14,217	0.00%	1.25%	20.08%
2003	5.40	1,957,362	10,573	0.00%	1.25%	28.77%
2002	4.19	2,180,363	9,146	0.00%	1.25%	(47.69%)
01/02/2001 - 12/31/2001	8.02	1,504,437	12,064	0.00%	1.25%	(19.81%)

(1)	The ratios of investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 1.25% of the average daily net assets of each Variable Account as discussed in Note 6 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, administrative charges, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(4)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(5)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(6)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2004 is comprised of thirty-one subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM (Concentrated Growth effective February 1, 2005), Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections C through G of this brochure and should be read in conjunction with the Separate Account’s financial statements.

     The net assets of the Fund’s Research, Global Growth, Telecommunications, and Small-Cap Equity Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, Telecommunications, and Small-Cap Equity Variable Accounts, were transferred to the Fund’s Diversified Research, International Large-Cap, Technology, and Small-Cap Index Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). The Reorganization took place on December 31, 2003 for all these Portfolios, except for the Reorganization between the Small-Cap Equity Portfolio and the Small-Cap Index Portfolio, which took place on April 30, 2004. In connection with the Reorganization, a total of 102,754 outstanding accumulation units (valued at $986,927) of the Research Variable Account were exchanged for 96,251 accumulation units with equal value of the Diversified Research Variable Account; a total of 415,089 outstanding accumulation units (valued at $3,624,470) of the Global Growth Variable Account were exchanged for 552,621 accumulation units with equal value of the International Large-Cap Variable Account; a total of 336,902 outstanding accumulation units (valued at $1,252,142) of the Telecommunications Variable Account were exchanged for 287,717 accumulation units with equal value of the Technology Variable Account; and a total of 1,011,144 outstanding accumulation units (valued at $34,484,629) of the Small-Cap Equity Variable Account were exchanged for 2,705,458 accumulation units with equal value of the Small-Cap Index Variable account.

     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

     The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

2. SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     A. Valuation of Investments

     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

     B. Security Transactions and Investment Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

     C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

     During 2004, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Growth LT, and Mid-Cap Growth Portfolios. The amounts distributed to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2004, were as follows (amounts in thousands):

		Variable Accounts
		Blue	Aggressive	Diversified	Short Duration	I-Net	Financial
		Chip	Growth	Research	Bond	Tollkeeper	Services

Total cost of investments at beginning of year		$89,571	$4,127	$32,285	$61,542	$7,117	$7,352
Add:	Total net proceeds from policy and M&E transactions	17,096	2,760	15,484	11,212	3,291	4,851
	Reinvested distributions from the Fund	523	—	240	1,573	—	66

	Sub-Total	107,190	6,887	48,009	74,327	10,408	12,269
Less:	Cost of investments disposed during the year	18,079	3,255	13,138	11,049	6,267	6,546

Total cost of investments at end of year		89,111	3,632	34,871	63,278	4,141	5,723
Add:	Unrealized appreciation (depreciation)	(2,470)	1,162	8,189	(1,117)	1,912	1,936

Total market value of investments at end of year		$86,641	$4,794	$43,060	$62,161	$6,053	$7,659

		Health	Tech-	Focused	Growth	Mid-Cap	International
		Sciences	nology	30	LT	Value	Value

Total cost of investments at beginning of year		$8,642	$8,412	$6,270	$246,882	$74,586	$213,974
Add:	Total net proceeds from policy and M&E transactions	6,484	4,648	3,632	16,372	32,989	5,888
	Reinvested distributions from the Fund	—	—	3	—	380	2,947

	Sub-Total	15,126	13,060	9,905	263,254	107,955	222,809
Less:	Cost of investments disposed during the year	8,169	7,723	4,472	77,015	37,114	55,914

Total cost of investments at end of year		6,957	5,337	5,433	186,239	70,841	166,895
Add:	Unrealized appreciation	1,957	2,012	1,469	61,917	45,433	35,148

Total market value of investments at end of year		$8,914	$7,349	$6,902	$248,156	$116,274	$202,043

		Capital
		Opportuni-	International	Equity	Small-Cap	Multi-	Main Street
		ties	Large-Cap	Index	Index	Strategy	Core

Total cost of investments at beginning of year		$19,544	$87,228	$164,919	$44,179	$92,926	$191,384
Add:	Total net proceeds from policy and M&E transactions	3,094	10,020	25,146	55,830	1,587	2,614
	Reinvested distributions from the Fund	126	880	3,589	447	1,586	2,356

	Sub-Total	22,764	98,128	193,654	100,456	96,099	196,354
Less:	Cost of investments disposed during the year	7,275	16,100	58,007	42,792	19,611	38,193

Total cost of investments at end of year		15,489	82,028	135,647	57,664	76,488	158,161
Add:	Unrealized appreciation	3,263	14,822	83,026	21,187	18,291	30,640

Total market value of investments at end of year		$18,752	$96,850	$218,673	$78,851	$94,779	$188,801

		Emerging	Inflation	Managed	Small-Cap	Money	High Yield
		Markets	Managed	Bond	Value	Market	Bond

Total cost of investments at beginning of year		$28,132	$124,090	$255,842	$20,858	$76,275	$129,961
Add:	Total net proceeds from policy and M&E transactions	12,422	20,454	8,263	14,024	136,199	7,811
	Reinvested distributions from the Fund	796	10,293	9,928	1,191	749	7,145

	Sub-Total	41,350	154,837	274,033	36,073	213,223	144,917
Less:	Cost of investments disposed during the year	13,439	31,339	63,751	8,459	159,396	62,443

Total cost of investments at end of year		27,911	123,498	210,282	27,614	53,827	82,474
Add:	Unrealized appreciation	27,255	23,673	14,830	10,217	195	5,566

Total market value of investments at end of year		$55,166	$147,171	$225,112	$37,831	$54,022	$88,040

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

		Variable Accounts
		Equity		Aggressive	Large-Cap		Real
		Income	Equity	Equity	Value	Comstock	Estate

Total cost of investments at beginning of year		$12,143	$69,805	$35,309	$138,031	$26,876	$29,108
Add:	Total net proceeds from policy and M&E transactions	6,492	3,948	4,176	24,661	10,926	6,320
	Reinvested distributions from the Fund	214	405	191	1,719	430	1,304

	Sub-Total	18,849	74,158	39,676	164,411	38,232	36,732
Less:	Cost of investments disposed during the year	7,681	24,728	17,011	36,323	5,838	11,238

Total cost of investments at end of year		11,168	49,430	22,665	128,088	32,394	25,494
Add:	Unrealized appreciation	4,088	3,717	8,516	14,047	10,843	24,615

Total market value of investments at end of year		$15,256	$53,147	$31,181	$142,135	$43,237	$50,109

		Mid-Cap
		Growth

Total cost of investments at beginning of year		$8,334
Add:	Total net proceeds from policy and M&E transactions	7,442
	Reinvested distributions from the Fund	—

	Sub-Total	15,776
Less:	Cost of investments disposed during the year	6,154

Total cost of investments at end of year		9,622
Add:	Unrealized appreciation	4,595

Total market value of investments at end of year		$14,217

6. CHARGES AND EXPENSES

     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative and contract maintenance expenses assumed, any optional benefit riders, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Pacific Life Insurance Company:

     We have audited the accompanying statements of assets and liabilities of Pacific Select Variable Annuity Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, collectively, the “Variable Accounts”) as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the year ended December 31, 2004, and for the period from commencement of operations through December 31, 2003), and the financial highlights for each of the four years in the period then ended (as to the Blue Chip, Aggressive Growth, Short Duration Bond, Financial Services, Health Sciences, Technology, Capital Opportunities, Small-Cap Value, Equity Income, and Mid-Cap Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2004). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. Our procedures included confirmation of securities owned as of December 31, 2004. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 2004, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 22, 2005

M-1

Annual Reports
as of December 31, 2004

•	Pacific Select Fund
•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Select Fund
P.O. Box 7178
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.	302-5A